Shareholder Report, Holdings (Details)	Apr. 30, 2025
Columbia Bond Fund - Class A | Uniform Mortgage-Backed Security TBA 05/13/2055 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Bond Fund - Class A | Uniform Mortgage-Backed Security TBA 05/13/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Bond Fund - Class A | Uniform Mortgage-Backed Security TBA 05/13/2055 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Bond Fund - Class A | Uniform Mortgage-Backed Security TBA 05/13/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Bond Fund - Class A | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Bond Fund - Class A | Federal National Mortgage Association 09/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Bond Fund - Class A | Federal Home Loan Mortgage Corp 09/01/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Bond Fund - Class A | Federal Home Loan Mortgage Corp 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Class A | Fannie Mae REMICS 02/25/2055 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Bond Fund - Class A | Freddie Mac REMICS 11/25/2054 8.089% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Bond Fund - Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Bond Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
Columbia Bond Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Columbia Bond Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Bond Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Bond Fund - Class A | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Bond Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Bond Fund - Class A | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Columbia Bond Fund - Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Columbia Bond Fund - Class A | Residential Mortgage-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Columbia Bond Fund - Class A | Asset-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Bond Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Bond Fund - Class A | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Bond Fund - Class A | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Bond Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 05/13/2055 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Bond Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 05/13/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Bond Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 05/13/2055 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Bond Fund - Institutional Class | Uniform Mortgage-Backed Security TBA 05/13/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Bond Fund - Institutional Class | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Bond Fund - Institutional Class | Federal National Mortgage Association 09/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Bond Fund - Institutional Class | Federal Home Loan Mortgage Corp 09/01/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Bond Fund - Institutional Class | Federal Home Loan Mortgage Corp 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Institutional Class | Fannie Mae REMICS 02/25/2055 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Bond Fund - Institutional Class | Freddie Mac REMICS 11/25/2054 8.089% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Bond Fund - Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Bond Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
Columbia Bond Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Columbia Bond Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Bond Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Bond Fund - Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Bond Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Bond Fund - Institutional Class | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Columbia Bond Fund - Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Columbia Bond Fund - Institutional Class | Residential Mortgage-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Columbia Bond Fund - Institutional Class | Asset-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Bond Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Bond Fund - Institutional Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Bond Fund - Institutional Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Bond Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 05/13/2055 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Bond Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 05/13/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Bond Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 05/13/2055 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Bond Fund - Institutional 2 Class | Uniform Mortgage-Backed Security TBA 05/13/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Bond Fund - Institutional 2 Class | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Bond Fund - Institutional 2 Class | Federal National Mortgage Association 09/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Bond Fund - Institutional 2 Class | Federal Home Loan Mortgage Corp 09/01/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Bond Fund - Institutional 2 Class | Federal Home Loan Mortgage Corp 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Institutional 2 Class | Fannie Mae REMICS 02/25/2055 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Bond Fund - Institutional 2 Class | Freddie Mac REMICS 11/25/2054 8.089% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Bond Fund - Institutional 2 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Bond Fund - Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
Columbia Bond Fund - Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Columbia Bond Fund - Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Bond Fund - Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Bond Fund - Institutional 2 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Bond Fund - Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Bond Fund - Institutional 2 Class | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Columbia Bond Fund - Institutional 2 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Columbia Bond Fund - Institutional 2 Class | Residential Mortgage-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Columbia Bond Fund - Institutional 2 Class | Asset-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Bond Fund - Institutional 2 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Bond Fund - Institutional 2 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Bond Fund - Institutional 2 Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Bond Fund - Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Bond Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 05/13/2055 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Bond Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 05/13/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Bond Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 05/13/2055 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Bond Fund - Institutional 3 Class | Uniform Mortgage-Backed Security TBA 05/13/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Bond Fund - Institutional 3 Class | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Bond Fund - Institutional 3 Class | Federal National Mortgage Association 09/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Bond Fund - Institutional 3 Class | Federal Home Loan Mortgage Corp 09/01/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Bond Fund - Institutional 3 Class | Federal Home Loan Mortgage Corp 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Institutional 3 Class | Fannie Mae REMICS 02/25/2055 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Bond Fund - Institutional 3 Class | Freddie Mac REMICS 11/25/2054 8.089% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Bond Fund - Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Bond Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
Columbia Bond Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Columbia Bond Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Bond Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Bond Fund - Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Bond Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Bond Fund - Institutional 3 Class | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Columbia Bond Fund - Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Columbia Bond Fund - Institutional 3 Class | Residential Mortgage-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Columbia Bond Fund - Institutional 3 Class | Asset-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Bond Fund - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Bond Fund - Institutional 3 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Bond Fund - Institutional 3 Class | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Bond Fund - Class S | Uniform Mortgage-Backed Security TBA 05/13/2055 3.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Bond Fund - Class S | Uniform Mortgage-Backed Security TBA 05/13/2055 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Columbia Bond Fund - Class S | Uniform Mortgage-Backed Security TBA 05/13/2055 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Bond Fund - Class S | Uniform Mortgage-Backed Security TBA 05/13/2055 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Bond Fund - Class S | Federal National Mortgage Association 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Bond Fund - Class S | Federal National Mortgage Association 09/01/2053 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Bond Fund - Class S | Federal Home Loan Mortgage Corp 09/01/2051 2.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Bond Fund - Class S | Federal Home Loan Mortgage Corp 08/01/2052 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Bond Fund - Class S | Fannie Mae REMICS 02/25/2055 6.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Bond Fund - Class S | Freddie Mac REMICS 11/25/2054 8.089% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Bond Fund - Class S | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Columbia Bond Fund - Class S | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.70%
Columbia Bond Fund - Class S | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Columbia Bond Fund - Class S | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Columbia Bond Fund - Class S | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Bond Fund - Class S | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Bond Fund - Class S | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Columbia Bond Fund - Class S | Residential Mortgage-Backed Securities-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Columbia Bond Fund - Class S | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
Columbia Bond Fund - Class S | Residential Mortgage-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Columbia Bond Fund - Class S | Asset-Backed Securities-Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Columbia Bond Fund - Class S | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Bond Fund - Class S | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Bond Fund - Class S | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Bond Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%